NON—CONTROLLING INTERESTS - SCHEDULE OF GROUP OWNERSHIP PERCENTAGES AND THE NON CONTROLLING INTERESTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-controlling interests	$ 41,836,542	$ 38,616,515
Latam Parque Logistico Coyol II
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	Costa Rica
Ownership Percentage	50.00%	50.00%
Non-controlling interests	$ 4,504,604	$ 4,818,254
Latam Parque Logistico San José - Verbena
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	Costa Rica
Ownership Percentage	23.60%	23.60%
Non-controlling interests	$ 24,013,584	$ 27,971,004
Parque Logístico Callao
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	Peru
Ownership Percentage	40.00%	40.00%
Non-controlling interests	$ 13,318,354	$ 5,827,257